Employee benefits (Post-Employment) - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 29, 2019	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Terms of financial commitment balance		$ 690,000,000
Percentage of cost governed by collective bargaining agreement		70.00%
Description of Sensitivity to changes in assumptions		The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below
Employers' expected contributions to the plan	$ 166,000,000
Terms of Financial Commitment [member]
Disclosure of defined benefit plans [line items]
Semiannual coupon payments rate on pension plan		6.00%
Terms of financial commitment balance		$ 2,264,000,000
Crude oil and oil products pledged as security		$ 3,525,000,000
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan		23.34	(19.68
Contribution for plan with defined contribution characteristics		$ 242,000,000
Employers' expected contributions to the plan		257
Deficit settlement plan petros plan [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan		27,300,000,000			$ 6,773,000,000
Additional contribution of participants in defined benefit plan		256,000,000	$ 154,000,000
Pension Plan Assets [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares		342,000,000	344,000,000
Pension Plan Assets [member] | Common Shares [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares		1,000,000	3,000,000
Pension Plan Assets [member] | Debentures [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares		$ 11,000,000	$ 11,000,000
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan		21.64	(22.24
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution pension plans paid		$ 2,000,000	$ 3,000,000
Petros Renegotiated [Member]
Disclosure of defined benefit plans [line items]
Interest payments on employers contribution		$ 101
Average duration of actuarial liability related to plan		13.78	(13.08
Employers' expected contributions to the plan	$ 524,000,000	$ 247,000,000
Petros Non Renegotiated [Member]
Disclosure of defined benefit plans [line items]
Terms of financial commitment balance		$ 1,216,000,000
Average duration of actuarial liability related to plan		11.05	11.69
Employers' expected contributions to the plan		$ 116,000,000
Petros Non Renegotiated [Member] | Terms of Financial Commitment [member]
Disclosure of defined benefit plans [line items]
Interest payments on employers contribution		$ 47
Petros Renegotiated Pre 70 [Member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial liability limits		7.00%
Petros Renegotiated Pre 70 [Member] | Terms of Financial Commitment [member] | BRAZIL | National Council for Supplementary Pension Plans CNPC [Member]
Disclosure of defined benefit plans [line items]
Retained earnings				$ 695,000,000
Petros Non Renegotiated Pre 70 [Member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial liability limits		22.00%
Petros Non Renegotiated Pre 70 [Member] | BRAZIL | National Council for Supplementary Pension Plans CNPC [Member]
Disclosure of defined benefit plans [line items]
Retained earnings				$ 1,389,000,000